STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

May 7, 2012

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         The DFA Investment Trust Company
File No. 811-7436

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 48 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Fund”) on Form N-1A.

The Amendment is being filed to make certain disclosure revisions in connection with the conversion of The DFA Short Term Investment Fund from a Fund that seeks to maintain a stable net asset value per share of $1.00 to a Fund that will have a floating net asset value per share.

Please direct questions or comments relating to this filing to me at (215) 564-8149 or, in my absence, to Mark A Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.